Redeemable Noncontrolling Interest - Caterpillar Japan Ltd. (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 01, 2008
Redeemable Noncontrolling Interest - Caterpillar Japan Ltd.
Cat Japan, consolidated subsidiary, Caterpillar majority percentage ownership				67.00%
Cat Japan, consolidated subsidiary, MHI minority percentage ownership				33.00%
Increase or decrease in profit employed in the business, due to adjustments to carrying value of redeemable noncontrolling interest	$ 17	$ 27	$ 81
Term of discounted forecasted cash flow (in years)	5 years
Increase or Decrease in carrying value of redeemable noncontrolling interest due to subsidiary's comprehensive income or loss	66	55	(53)
Increase or decrease in profit employed in the business due to adjusting the carrying value of redeemable noncontrolling interest to the redemption value	(12)	(55)	53
Redeemable noncontrolling interest, after exchange rates impact	$ 473	$ 461	$ 477